CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity Component Of 2021 [Member]
Estimated fair value of conversion option	$ 42.3	$ 42.3
Convertible debenture reserve, net of deferred tax	11.4	$ 11.4
Equity Component Of 2025 [Member]
Estimated fair value of conversion option	74.0
Convertible debenture reserve, net of deferred tax	$ 28.4